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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.):  [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Wellcome Trust Limited, as Trustee of the Wellcome Trust
Address:  215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Pereira Gray
Title:  Managing Director of Investments
Phone:  +44 207 611 8666

Signature, Place, and Date of Signing:

/s/ Peter Pereira Gray              London, England      03/07/11
-------------------------------     -------------------  -------------------
    (Name)                          (City, State)            (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21 Items

Form 13F Information Table Value Total:  $1,985,439 (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
ITEM 1                             ITEM 2       ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8
                                                         Market Value Shares / Prn        Investment  Other   Voting Authority
Name of Issuer                 Title of Class   CUSIP     (X $1,000)      Amt.     SH/PRN Discretion Managers       Sole
APPLE INC.................... COM              037833100    155,796       483,000    SH      SOLE      NONE         483,000
BANK OF AMERICA CORPORATION.. COM              060505104    105,802     7,931,200    SH      SOLE      NONE       7,931,200
BERKSHIRE HATHAWAY INC DEL... CL A             084670108     77,690           645    SH      SOLE      NONE             645
CISCO SYS INC................ COM              17275R102    107,498     5,313,800    SH      SOLE      NONE       5,313,800
COCA COLA CO................. COM              191216100    105,232     1,600,000    SH      SOLE      NONE       1,600,000
EXXON MOBIL CORP............. COM              30231G102     93,228     1,275,000    SH      SOLE      NONE       1,275,000
GENERAL ELECTRIC CO.......... COM              369604103    117,987     6,450,900    SH      SOLE      NONE       6,450,900
GOOGLE INC................... CL A             38259P508    122,658       206,506    SH      SOLE      NONE         206,506
GREEN DOT CORP............... CL A             39304D102     75,627     1,332,870    SH      SOLE      NONE       1,332,870
HEWLETT PACKARD CO........... COM              428236103     84,200     2,000,000    SH      SOLE      NONE       2,000,000
INTERNATIONAL BUSINESS MACHS. COM              459200101    118,729       809,000    SH      SOLE      NONE         809,000
ITAU UNIBANCO HLDG SA........ SPON ADR REP PFD 465562106     31,888     1,328,100    SH      SOLE      NONE       1,328,100
JOHNSON & JOHNSON............ COM              478160104     88,019     1,423,100    SH      SOLE      NONE       1,423,100
JPMORGAN & CHASE & CO........ COM              46625H100    106,050     2,500,000    SH      SOLE      NONE       2,500,000
MICROMET INC................. COM              59509C105      9,551     1,176,287    SH      SOLE      NONE       1,176,287
MICROSOFT CORP............... COM              594918104    115,907     4,152,900    SH      SOLE      NONE       4,152,900
MORGAN STANLEY............... COM NEW          617446448     81,630     3,000,000    SH      SOLE      NONE       3,000,000
PEPSICO INC.................. COM              713448108     99,837     1,528,200    SH      SOLE      NONE       1,528,200
PROCTER & GAMBLE CO.......... COM              742718109     96,495     1,500,000    SH      SOLE      NONE       1,500,000
SCHLUMBERGER LTD............. COM              806857108    126,085     1,510,000    SH      SOLE      NONE       1,510,000
WAL MART STORES INC.......... COM              931142103     65,530     1,215,100    SH      SOLE      NONE       1,215,100
                                                          1,985,439    46,736,608                                46,736,608